RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Payables and Pre-Collected Amounts) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due to related parties	$ 9,120,781	$ 11,797,519
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,424,706	6,609,510
Trade Related Balances [Member] | Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	111,013	3,181,214
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	522,763	454,759
Trade Related Balances [Member] | CEEG (Jiangsu) Intelligent Technology Co., Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	172,852	190,067
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	140,865	1,082,444
Trade Related Balances [Member] | CEEG (Jiangsu) Insulated New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,442,674	$ 1,701,026
Trade Related Balances [Member] | CEEG (HK) Limited Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	47,029
Trade Related Balances [Member] | Jiangsu Xinde Minyong Photovoltaic System Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	63,736
Trade Related Balances [Member] | Ceeg Nanjing Solar Research Institute [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 1,923,774